Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025585
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class A
Trading Symbol	GSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[1]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025573
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.33%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.33%	[2]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class A
Trading Symbol	GSIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[3]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class A
Trading Symbol	GSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.11%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[4]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class A
Trading Symbol	GERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	1.33%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%	[5]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class A
Trading Symbol	GCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[6]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050450
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class A
Trading Symbol	GICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[7]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$44	0.90%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[8]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025519
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[9]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025537
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class A
Trading Symbol	GCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[10]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[11]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GSATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[12]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class A
Trading Symbol	GSSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[13]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025587
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class C
Trading Symbol	GSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$111	2.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.20%	[14]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025575
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.08%	[15]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class C
Trading Symbol	GSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%	[16]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class C
Trading Symbol	GSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.86%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.86%	[17]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class C
Trading Symbol	GERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.08%	[18]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class C
Trading Symbol	GCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.87%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.87%	[19]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class C
Trading Symbol	GICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[20]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.65%	[21]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.67%	[22]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025539
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class C
Trading Symbol	GCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%	[23]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[24]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.95%	[25]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025527
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class C
Trading Symbol	GSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%	[26]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025583
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Institutional Class
Trading Symbol	GSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.09%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[27]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025571
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	GEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.03%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%	[28]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025547
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	GSIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[29]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.78%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[30]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050452
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.97%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[31]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.76%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[32]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Institutional Class
Trading Symbol	GICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[33]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.54%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[34]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025517
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[35]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[36]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Institutional Class
Trading Symbol	GSIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[37]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Institutional Class
Trading Symbol	GSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[38]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Institutional Class
Trading Symbol	GSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[39]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025572
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Service Class
Trading Symbol	GEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$83	1.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.53%	[40]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Service Class
Trading Symbol	GSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[41]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.26%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[42]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025530
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Service Class
Trading Symbol	GSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.04%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[43]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025518
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Service Class
Trading Symbol	GCLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$56	1.06%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[44]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Service Class
Trading Symbol	GCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	1.34%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%	[45]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Service Class
Trading Symbol	GSESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.06%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[46]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141341
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Investor Class
Trading Symbol	GSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[47]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	GIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[48]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Investor Class
Trading Symbol	GIRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[49]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Investor Class
Trading Symbol	GSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.86%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[50]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[51]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058972
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[52]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Investor Class
Trading Symbol	GIRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[53]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058968
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GLCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[54]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[55]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058970
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GDSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[56]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058991
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Investor Class
Trading Symbol	GSTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[57]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Investor Class
Trading Symbol	GTTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[58]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Investor Class
Trading Symbol	GSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[59]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198939
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class R6
Trading Symbol	GSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[60]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	1.02%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%	[61]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class R6
Trading Symbol	GSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[62]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R6
Trading Symbol	GSUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.77%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[63]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R6
Trading Symbol	GERUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.96%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[64]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161504
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[65]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161506
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class R6
Trading Symbol	GICUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[66]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GLCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$26	0.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[67]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GCVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$29	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[68]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[69]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GINUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[70]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GTTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[71]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R6
Trading Symbol	GSEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[72]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R
Trading Symbol	GSRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.36%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%	[73]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R
Trading Symbol	GRRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$86	1.58%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.58%	[74]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058971
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R
Trading Symbol	GCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.37%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[75]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058967
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$56	1.15%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[76]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GCVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$62	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[77]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058969
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R
Trading Symbol	GDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$78	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%	[78]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058990
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GSROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$77	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[79]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058988
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$79	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%	[80]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R
Trading Symbol	GSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$59	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[81]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class P
Trading Symbol	GMEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[82]
AssetsNet	$ 40,987,618
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 202,475
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$40,987,618 # of Portfolio Holdings as of Period End81 Portfolio Turnover Rate for the Period46% Total Net Advisory Fees Paid for the Period$202,475
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201742
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GAHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	1.02%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%	[83]
AssetsNet	$ 3,303,777,102
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 13,521,053
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201741
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class P
Trading Symbol	GTFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[84]
AssetsNet	$ 886,539,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,773,782
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$886,539,886 # of Portfolio Holdings as of Period End43 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,773,782
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class P
Trading Symbol	GSNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.77%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[85]
AssetsNet	$ 3,497,716,964
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,037,933
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class P
Trading Symbol	GAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	0.96%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[86]
AssetsNet	$ 3,493,211,419
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 13,055,854
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201740
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class P
Trading Symbol	GGFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$40	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[87]
AssetsNet	$ 6,257,435,430
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 19,322,240
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class P
Trading Symbol	GGDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[88]
AssetsNet	$ 6,840,165,920
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 24,581,387
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201738
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[89]
AssetsNet	$ 1,642,994,919
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,978,123
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201736
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GMXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$29	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[90]
AssetsNet	$ 676,036,859
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,604,444
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201739
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class P
Trading Symbol	GMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[91]
AssetsNet	$ 730,579,037
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 2,357,724
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GSZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[92]
AssetsNet	$ 288,198,626
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 868,078
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$288,198,626 # of Portfolio Holdings as of Period End421 Portfolio Turnover Rate for the Period72% Total Net Advisory Fees Paid for the Period$868,078
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GSXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[93]
AssetsNet	$ 1,135,711,984
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 3,668,825
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201737
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class P
Trading Symbol	GSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[94]
AssetsNet	$ 1,123,943,246
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,907,800
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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